PREPAID EXPENSE (Details Narrative) - USD ($)	Jun. 30, 2018	Sep. 30, 2017
Prepaid Expense and Other Assets [Abstract]
Prepaid expense	$ 4,600
Expense related to legal fees	4,000
Stock transfer agent fees	$ 600